Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Accounts Receivable [Line Items]
Less: allowance for Credit losses	$ (3,981)	$ (4,009)
Total
Referral fees [Member]
Schedule of Accounts Receivable [Line Items]
Accounts receivable gross	$ 3,981	$ 4,009